MARKETABLE EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation

(in thousands of $)	2024	2023
Balance at start of year	—	2,187
Disposals	—	(2,474)
Unrealized gain (loss), net	—	287
Total marketable equity securities	—	—